Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions		Total	Share capital	Share premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested unrestricted equity	Retained earnings	Total shareholders’ equity	Non-controlling interests
Balance as of beginning of the year at Dec. 31, 2022		€ 21,426	€ 246	€ 503	€ (352)	€ 169	€ 3,905	€ 15,487	€ 1,375	€ 21,333	€ 93
Profit for the year		679							665	665	14
Other comprehensive (loss)/income		(747)				(418)	(300)		(25)	(743)	(4)
Total comprehensive (loss)/income for the year, net of tax		(68)				(418)	(300)		640	(78)	10
Share-based payments		202		202						202
Settlement of share-based payments		(18)		(77)				59		(18)
Acquisition of treasury shares		(291)			(303)			12		(291)
Cancellation of treasury shares		0			303			(303)		0
Disposal of subsidiaries		(2)								0	(2)
Dividends		(621)							(611)	(611)	(10)
Total transactions with owners		(730)	0	125	0	0	0	(232)	(611)	(718)	(12)
Balance as of end of the year at Dec. 31, 2023		20,628	246	628	(352)	(249)	3,605	15,255	1,404	20,537	91
Profit for the year		1,284							1,277	1,277	7
Other comprehensive (loss)/income		871				512	358			870	1
Total comprehensive (loss)/income for the year, net of tax		2,155				512	358		1,277	2,147	8
Share-based payments		241		241						241
Settlement of share-based payments		(36)		(135)				99		(36)
Acquisition of treasury shares		(1,507)			(686)			(821)		(1,507)
Cancellation of treasury shares		0			607			(607)		0
Adjustment to financial liability to acquire non-controlling interest		(11)							(11)	(11)
Dividends		(723)							(714)	(714)	(9)
Total transactions with owners		(2,036)	0	106	(79)	0	0	(1,329)	(725)	(2,027)	(9)
Balance as of end of the year at Dec. 31, 2024		20,747	246	734	(431)	263	3,963	13,926	1,956	20,657	90
Profit for the year		660							651	651	9
Other comprehensive (loss)/income		(1,544)				(1,535)	(8)		3	(1,540)	(4)
Total comprehensive (loss)/income for the year, net of tax		(884)				(1,535)	(8)		654	(889)	5
Share-based payments		337		337						337
Settlement of share-based payments		(86)		(262)				176		(86)
Acquisition of treasury shares	[1]	206			(624)			830		206
Cancellation of treasury shares		0			703			(703)		0
Directed share issue		850						850		850
Acquisitions through business combinations		647		61				584		645	2
Dividends		(759)							(753)	(753)	(6)
Total transactions with owners		1,195	0	136	79	0	0	1,737	(753)	1,199	(4)
Balance as of end of the year at Dec. 31, 2025		€ 21,058	€ 246	€ 870	€ (352)	€ (1,272)	€ 3,955	€ 15,663	€ 1,857	€ 20,967	€ 91

[1]	In November 2024, Nokia launched a new share buyback program to offset the dilutive effect of the acquisition of Infinera. At 31 December 2024, Nokia recorded a liability and a reduction of reserve for invested unrestricted equity of EUR 821 million to reflect Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf. The liability and reduction of reserve for invested unrestricted equity were reversed in 2025 when the program was completed. For more information on Nokia’s share buyback programs, refer to Note 5.1. Equity